Cover	Sep. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2019
Entity File Number	1-6651
Entity Registrant Name	HILL-ROM HOLDINGS, Inc.
Entity Central Index Key	0000047518
Entity Tax Identification Number	35-1160484
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	130 East Randolph Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	819-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false